Fees Summary	Mar. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,386,000
Previously Paid Amount	0.00
Total Fee Amount	212.20
Total Offset Amount	0.00
Net Fee	212.20
Narrative - Max Aggregate Offering Price	$ 1,386,000
Final Prospectus	true